ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) (USD $)	1 Months Ended					12 Months Ended
	Apr. 30, 2007	Aug. 31, 2014	Aug. 31, 2013	Sep. 30, 2008	Jul. 31, 2004	Aug. 31, 2014 State of Texas - Hudspeth County, TX [Member] acre Leases
Common stock, shares authorized		100,000,000	100,000,000	100,000	25,000,000
Reverse Stock Split, conversion ratio	0.50
Common stock, par value		$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Number of leases held						2
Lease term						19 years
Lease acreage						950
Prospecting permints, lease acreat						9,345
Accumulated deficit		$ (29,298,648)	$ (26,507,210)